Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2012
Registrant Name	dei_EntityRegistrantName	Starboard Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0001464413
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jul 30, 2012
Prospectus Date	rr_ProspectusDate	Jul 30, 2012

Crescent Large Cap Macro Fund
CRESCENT LARGE CAP MACRO FUND
INVESTMENT OBJECTIVES

The investment objective of the Crescent Large Cap Macro Fund (the "Fund") is capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  With respect to the Advisor Class Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the section "Purchasing Shares" in this prospectus and the section "Additional Purchase and Redemption Information" in the Fund's statement of additional information.

Shareholder Fees
(fees paid directly from your investment)

Shareholder Fees - Crescent Large Cap Macro Fund	Institutional Class Shares	Advisor Class Shares
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	none	4.00%
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	none	none
Redemption Fee (as a % of amount redeemed) (charged upon any redemption of shares within 60 days of the issuance of such shares)	1.00%	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses - Crescent Large Cap Macro Fund		Institutional Class Shares	Advisor Class Shares
Management Fees		0.60%	0.60%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		2.77%	2.80%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%
Total Annual Fund Operating Expenses		3.39%	3.67%
Fee Waiver and/or Expense Limitation	[2]	2.12%	2.15%
Net Annual Fund Operating Expenses		1.27%	1.52%
[1]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal period. The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments under the Rule 12b-1 distribution plan, and acquired fund fees and expenses) to not more than 1.25% of the average daily net assets of the Fund through July 31, 2013. The Expense Limitation Agreement may not be terminated prior to that date. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Crescent Large Cap Macro Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	129	844	1,582	3,533
Advisor Class Shares	548	1,287	2,046	4,033

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 25.95% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by investing at least 80% of net assets, plus borrowings for investment purposes, in a portfolio of equity securities of companies whose market capitalizations qualify them to be considered as "large-cap" companies.  Shareholders will be provided with at least 60 days' prior notice of any change in this policy.

The Fund typically invests in common stocks, but has the ability to invest in other types of equity securities such as preferred stocks, exchange-traded funds ("ETFs"), convertible bonds, warrants, and shares of other investment companies satisfying the Fund's investment criteria. While the Advisor considers a company to be a "large cap" company if it has a market capitalization, at the time of acquisition, in excess of $15 billion, the Fund targets a portfolio weighted average market capitalization between $75 and $125 billion.

The Advisor employs an investment selection process that utilizes approximately 60% of the selection criteria on macroeconomic, market, and sector criteria, and approximately 40% of the selection criteria based on company fundamental analysis.  This philosophy is based upon the belief and experience that sector and industry allocation is an important influence on individual security performance.

Based upon the Advisor's overall view of the broad markets, a cash component of the Fund is determined. The Fund will typically hold between 0% and 10% of the Fund in cash equivalents.  However, the fund may hold up to a maximum of 15% in cash equivalents.

The Advisor then uses the S&P 500 and Russell 1000 Growth Indices to establish a baseline for sector allocation of the Fund's portfolio. Based upon the Advisor's analysis and research, a relative weighting of each sector is then determined, with most sectors being either underweighted or overweighed relative to the S&P 500 and Russell 1000 Growth Indices.  Only after this target sector allocation is determined does individual stock selection become incorporated in the process.

Individual companies are selected for inclusion in the fund portfolio based on a sector and industry peer comparisons.  Historical and prospective earnings growth and expectations are considered in addition to relative and absolute valuation.  Further considerations may include but are not limited to management experience and strength, competitive market advantage and positioning and over financial strength.

The Advisor may sell a portfolio holding if the Advisor believes that the price of the security is overvalued as determined by the Advisor, the fundamentals of the security change, to pursue opportunities that the Advisor believes will be of greater benefit to the Fund, or to rebalance the security to the Advisor's targeted percentage of total portfolio value for that security.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following principal risks:

Investment Advisor Risk. The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. The Advisor was formed in 2001 and is registered an investment adviser with the Securities and Exchange Commission, though the company's predecessor, Greenwood Capital Associates, Inc., was founded in 1983.  However, the Advisor does not have previous experience managing an investment company registered under the Investment Company Act of 1940.  Accordingly, investors in the Fund bear the risk that the Advisor's inexperience managing a registered investment company may limit its effectiveness.  The experience of the portfolio managers is discussed in "Management of the Fund – Investment Advisor."

Investment Strategy Risk.  The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Growth Securities Risk.  Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Large-Cap Company Risk.  A Fund with holdings of large capitalization company securities may underperform the market as a whole.

Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of securities purchased by the Fund (large-cap equity securities.) may at times be better or worse than the returns from other types of funds.  Each type of investment tends to go through cycles of performing better or worse than the stock market in general.  The performance of the Fund may thus be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.

Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets.  Stock prices change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general equity market conditions.  In a declining stock market, prices for all companies (including those in the Fund's portfolio) may decline regardless of their long-term prospects.  The Fund's performance per share will change daily in response to such factors.

New Fund Risk.  Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Risks Related to Investing in Other Investment Companies. The Fund's investments in other investment companies, including ETFs, closed-end mutual funds, and open-end mutual funds, will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolio of such investment companies and the value of the Fund's investment will fluctuate in response to the performance of such portfolio.  Shareholders in the Fund will indirectly bear fees and expenses charged by the ETFs and mutual funds in which the Fund invests in addition to the Fund's direct fees and expenses. These types of investments by the Fund could affect the timing, amount, and character of distributions and therefore may increase the amount of taxes payable by shareholders.

Sector Risk.  Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.  Additionally, some sectors could be subject to greater government regulation than other sectors.  Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.  The sectors in which the Fund may more heavily invest will vary; however, the Fund will invest less than 25% of its assets in any one industry or group of industries.

PERFORMANCE INFORMATION
Performance information will be available after a full calendar year of operations.  This information will give some indication of the risks of investing in the Fund by comparing the Fund's performance with a broad measure of market performance.  You may request a copy of the Fund's annual and semi-annual reports, once available, at no charge by calling the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Starboard Investment Trust
Prospectus Date	rr_ProspectusDate	Jul 30, 2012
Crescent Large Cap Macro Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed) (charged upon any redemption of shares within 60 days of the issuance of such shares)	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.77%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.39%
Fee Waiver and/or Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	2.12%	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.27%
1 Year	rr_ExpenseExampleYear01	129
3 Years	rr_ExpenseExampleYear03	844
5 Years	rr_ExpenseExampleYear05	1,582
10 Years	rr_ExpenseExampleYear10	3,533
Crescent Large Cap Macro Fund | Advisor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed) (charged upon any redemption of shares within 60 days of the issuance of such shares)	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.80%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.67%
Fee Waiver and/or Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	2.15%	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.52%
1 Year	rr_ExpenseExampleYear01	548
3 Years	rr_ExpenseExampleYear03	1,287
5 Years	rr_ExpenseExampleYear05	2,046
10 Years	rr_ExpenseExampleYear10	4,033
Crescent Large Cap Macro Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CRESCENT LARGE CAP MACRO FUND
Objective [Heading]	rr_ObjectiveHeading
INVESTMENT OBJECTIVES

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Crescent Large Cap Macro Fund (the "Fund") is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  With respect to the Advisor Class Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the section "Purchasing Shares" in this prospectus and the section "Additional Purchase and Redemption Information" in the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
Shareholder Fees
(fees paid directly from your investment)

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 25.95% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.95%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	With respect to the Advisor Class Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing at least 80% of net assets, plus borrowings for investment purposes, in a portfolio of equity securities of companies whose market capitalizations qualify them to be considered as "large-cap" companies.  Shareholders will be provided with at least 60 days' prior notice of any change in this policy.

The Fund typically invests in common stocks, but has the ability to invest in other types of equity securities such as preferred stocks, exchange-traded funds ("ETFs"), convertible bonds, warrants, and shares of other investment companies satisfying the Fund's investment criteria. While the Advisor considers a company to be a "large cap" company if it has a market capitalization, at the time of acquisition, in excess of $15 billion, the Fund targets a portfolio weighted average market capitalization between $75 and $125 billion.

The Advisor employs an investment selection process that utilizes approximately 60% of the selection criteria on macroeconomic, market, and sector criteria, and approximately 40% of the selection criteria based on company fundamental analysis.  This philosophy is based upon the belief and experience that sector and industry allocation is an important influence on individual security performance.

Based upon the Advisor's overall view of the broad markets, a cash component of the Fund is determined. The Fund will typically hold between 0% and 10% of the Fund in cash equivalents.  However, the fund may hold up to a maximum of 15% in cash equivalents.

The Advisor then uses the S&P 500 and Russell 1000 Growth Indices to establish a baseline for sector allocation of the Fund's portfolio. Based upon the Advisor's analysis and research, a relative weighting of each sector is then determined, with most sectors being either underweighted or overweighed relative to the S&P 500 and Russell 1000 Growth Indices.  Only after this target sector allocation is determined does individual stock selection become incorporated in the process.

Individual companies are selected for inclusion in the fund portfolio based on a sector and industry peer comparisons.  Historical and prospective earnings growth and expectations are considered in addition to relative and absolute valuation.  Further considerations may include but are not limited to management experience and strength, competitive market advantage and positioning and over financial strength.

The Advisor may sell a portfolio holding if the Advisor believes that the price of the security is overvalued as determined by the Advisor, the fundamentals of the security change, to pursue opportunities that the Advisor believes will be of greater benefit to the Fund, or to rebalance the security to the Advisor's targeted percentage of total portfolio value for that security.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following principal risks:

Investment Advisor Risk. The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. The Advisor was formed in 2001 and is registered an investment adviser with the Securities and Exchange Commission, though the company's predecessor, Greenwood Capital Associates, Inc., was founded in 1983.  However, the Advisor does not have previous experience managing an investment company registered under the Investment Company Act of 1940.  Accordingly, investors in the Fund bear the risk that the Advisor's inexperience managing a registered investment company may limit its effectiveness.  The experience of the portfolio managers is discussed in "Management of the Fund – Investment Advisor."

Investment Strategy Risk.  The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Growth Securities Risk.  Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Large-Cap Company Risk.  A Fund with holdings of large capitalization company securities may underperform the market as a whole.

Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of securities purchased by the Fund (large-cap equity securities.) may at times be better or worse than the returns from other types of funds.  Each type of investment tends to go through cycles of performing better or worse than the stock market in general.  The performance of the Fund may thus be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.

Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets.  Stock prices change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general equity market conditions.  In a declining stock market, prices for all companies (including those in the Fund's portfolio) may decline regardless of their long-term prospects.  The Fund's performance per share will change daily in response to such factors.

New Fund Risk.  Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Risks Related to Investing in Other Investment Companies. The Fund's investments in other investment companies, including ETFs, closed-end mutual funds, and open-end mutual funds, will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolio of such investment companies and the value of the Fund's investment will fluctuate in response to the performance of such portfolio.  Shareholders in the Fund will indirectly bear fees and expenses charged by the ETFs and mutual funds in which the Fund invests in addition to the Fund's direct fees and expenses. These types of investments by the Fund could affect the timing, amount, and character of distributions and therefore may increase the amount of taxes payable by shareholders.

Sector Risk.  Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.  Additionally, some sectors could be subject to greater government regulation than other sectors.  Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.  The sectors in which the Fund may more heavily invest will vary; however, the Fund will invest less than 25% of its assets in any one industry or group of industries.

Risk Lose Money [Text]	rr_RiskLoseMoney	The loss of your money is a principal risk of investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information will be available after a full calendar year of operations.  This information will give some indication of the risks of investing in the Fund by comparing the Fund's performance with a broad measure of market performance.  You may request a copy of the Fund's annual and semi-annual reports, once available, at no charge by calling the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information will be available after a full calendar year of operations

[1]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal period. The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments under the Rule 12b-1 distribution plan, and acquired fund fees and expenses) to not more than 1.25% of the average daily net assets of the Fund through July 31, 2013. The Expense Limitation Agreement may not be terminated prior to that date. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.

Crescent Mid Cap Macro Fund
CRESCENT MID CAP MACRO FUND
INVESTMENT OBJECTIVES

The investment objective of the Crescent Mid Cap Macro Fund is capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  With respect to the Advisor Class Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the section "Purchasing Shares" in this prospectus and the section "Additional Purchase and Redemption Information" in the Fund's statement of additional information.

Shareholder Fees
(fees paid directly from your investment)

Shareholder Fees - Crescent Mid Cap Macro Fund	Institutional Class Shares	Advisor Class Shares
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	none	4.00%
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	none	none
Redemption Fee (as a % of amount redeemed) (charged upon any redemption of shares within 60 days of the issuance of such shares)	1.00%	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses - Crescent Mid Cap Macro Fund		Institutional Class Shares	Advisor Class Shares
Management Fees		0.75%	0.75%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses	[1]	1.06%	1.06%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%
Total Annual Fund Operating Expenses		1.83%	2.08%
Fee Waiver and/or Expense Limitation	[2]	0.31%	0.31%
Net Annual Fund Operating Expenses		1.52%	1.77%
[1]	Since the Fund has not yet commenced operations, "Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated expenses for the current fiscal year.
[2]	The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments under the Rule 12b-1 distribution plan, and acquired fund fees and expenses) to not more than 1.50% of the average daily net assets of the Fund through July 31, 2013. The Expense Limitation Agreement may not be terminated prior to that date. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Crescent Mid Cap Macro Fund (USD $)	1 Year	3 Years
Institutional Class Shares	155	545
Advisor Class Shares	573	997

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by investing at least 80% of net assets, plus borrowings for investment purposes, in a portfolio of equity securities of companies whose market capitalizations qualify them to be considered as "mid-cap" companies.  Shareholders will be provided with at least 60 days' prior notice of any change in this policy.

The Fund typically invests in common stocks, but has the ability to invest in other types of equity securities such as preferred stocks, exchange-traded funds ("ETFs"), convertible bonds, warrants, and shares of other investment companies satisfying the Fund's investment criteria.  The Advisor considers a company to be a "mid cap" company if it has, at the time of purchase, a market capitalization in between $1 billion and $15 billion.

The Advisor employs an investment selection process that utilizes approximately 60% of the selection criteria on macroeconomic, market and sector criteria, and approximately 40% of the selection criteria based on company fundamental analysis. This philosophy is based upon the belief and experience that sector and industry allocation is an important influence on individual security performance.

Based upon the Advisor's overall view of the broad markets, a cash component of the Fund is determined.  The Fund will typically hold between 0% and 10% of the Fund in cash equivalents.

The Advisor then uses the Russell Midcap and Russell Midcap Growth Indices to establish a baseline for sector allocation of the Fund portfolio. Based upon the Advisor's analysis and research, a relative weighting of each sector is then determined, with most sectors being either underweighted or overweighed relative to the Russell Midcap and Russell Midcap Growth Indices. Only after this target sector allocation is determined does individual stock selection become incorporated in the process.

Individual companies are selected for inclusion in the Fund portfolio based on a sector and industry peer comparisons.  Historical and prospective earnings growth and expectations are considered in addition to relative and absolute valuation.  Further considerations may include but are not limited to management experience and strength, competitive market advantage and positioning and over financial strength.

The Advisor may sell a portfolio holding if the Advisor believes that the price of the security is overvalued as determined by the Advisor, the fundamentals of the security change, to pursue opportunities that the Advisor believes will be of greater benefit to the Fund, or to rebalance the security to the Advisor's targeted percentage of total portfolio value for that security.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following principal risks:

Investment Advisor Risk. The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. The Advisor was formed in 2001 and is registered an investment adviser with the Securities and Exchange Commission, though the company's predecessor, Greenwood Capital Associates, Inc., was founded in 1983.  However, the Advisor does not have previous experience managing an investment company registered under the Investment Company Act of 1940.  Accordingly, investors in the Fund bear the risk that the Advisor's inexperience managing a registered investment company may limit its effectiveness.  The experience of the portfolio managers is discussed in "Management of the Fund – Investment Advisor."

Investment Strategy Risk.  The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of securities purchased by the Fund (Mid-cap equity securities.) may at times be better or worse than the returns from other types of funds.  Each type of investment tends to go through cycles of performing better or worse than the stock market in general.  The performance of the Fund may thus be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.

Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets.  Stock prices change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general equity market conditions.  In a declining stock market, prices for all companies (including those in the Fund's portfolio) may decline regardless of their long-term prospects.  The Fund's performance per share will change daily in response to such factors.

Mid Cap Companies Risk. Investing in the securities of mid cap companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that the securities of mid-cap companies usually have more limited marketability and, therefore, may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because mid cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Another risk factor is that mid-cap companies often have limited product lines, markets, or financial resources and may lack management depth. These factors affect the Advisor's access to information about the companies and the stability of the markets for the companies' securities. Additionally, mid-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies, and there typically is less publicly available information concerning mid-cap companies than for larger, more established companies.

Although investing in securities of medium-sized companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value. Therefore, an investment in the Mid Cap Fund may involve a greater degree of risk than an investment in other mutual funds that seek capital growth by investing in more established, larger companies.

New Fund Risk. Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Risks Related to Investing in Other Investment Companies. The Fund's investments in other investment companies, including ETFs, closed-end mutual funds, and open-end mutual funds, will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolio of such investment companies and the value of the Fund's investment will fluctuate in response to the performance of such portfolio.  Shareholders in the Fund will indirectly bear fees and expenses charged by the ETFs and mutual funds in which the Fund invests in addition to the Fund's direct fees and expenses. These types of investments by the Fund could affect the timing, amount, and character of distributions and therefore may increase the amount of taxes payable by shareholders.

Sector Risk.  Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.  Additionally, some sectors could be subject to greater government regulation than other sectors.  Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.  The sectors in which the Fund may more heavily invest will vary; however, the Fund will invest less than 25% of its assets in any one industry or group of industries.

PERFORMANCE INFORMATION
Performance information will be available after a full calendar year of operations.  This information will give some indication of the risks of investing in the Fund by comparing the Fund's performance with a broad measure of market performance.  You may request a copy of the Fund's annual and semi-annual reports, once available, at no charge by calling the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Starboard Investment Trust
Prospectus Date	rr_ProspectusDate	Jul 30, 2012
Crescent Mid Cap Macro Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed) (charged upon any redemption of shares within 60 days of the issuance of such shares)	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.06%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Fee Waiver and/or Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	0.31%	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.52%
1 Year	rr_ExpenseExampleYear01	155
3 Years	rr_ExpenseExampleYear03	545
Crescent Mid Cap Macro Fund | Advisor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed) (charged upon any redemption of shares within 60 days of the issuance of such shares)	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.06%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%
Fee Waiver and/or Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	0.31%	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.77%
1 Year	rr_ExpenseExampleYear01	573
3 Years	rr_ExpenseExampleYear03	997
Crescent Mid Cap Macro Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CRESCENT MID CAP MACRO FUND
Objective [Heading]	rr_ObjectiveHeading
INVESTMENT OBJECTIVES

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Crescent Mid Cap Macro Fund is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  With respect to the Advisor Class Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the section "Purchasing Shares" in this prospectus and the section "Additional Purchase and Redemption Information" in the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
Shareholder Fees
(fees paid directly from your investment)

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	With respect to the Advisor Class Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated expenses for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing at least 80% of net assets, plus borrowings for investment purposes, in a portfolio of equity securities of companies whose market capitalizations qualify them to be considered as "mid-cap" companies.  Shareholders will be provided with at least 60 days' prior notice of any change in this policy.

The Fund typically invests in common stocks, but has the ability to invest in other types of equity securities such as preferred stocks, exchange-traded funds ("ETFs"), convertible bonds, warrants, and shares of other investment companies satisfying the Fund's investment criteria.  The Advisor considers a company to be a "mid cap" company if it has, at the time of purchase, a market capitalization in between $1 billion and $15 billion.

The Advisor employs an investment selection process that utilizes approximately 60% of the selection criteria on macroeconomic, market and sector criteria, and approximately 40% of the selection criteria based on company fundamental analysis. This philosophy is based upon the belief and experience that sector and industry allocation is an important influence on individual security performance.

Based upon the Advisor's overall view of the broad markets, a cash component of the Fund is determined.  The Fund will typically hold between 0% and 10% of the Fund in cash equivalents.

The Advisor then uses the Russell Midcap and Russell Midcap Growth Indices to establish a baseline for sector allocation of the Fund portfolio. Based upon the Advisor's analysis and research, a relative weighting of each sector is then determined, with most sectors being either underweighted or overweighed relative to the Russell Midcap and Russell Midcap Growth Indices. Only after this target sector allocation is determined does individual stock selection become incorporated in the process.

Individual companies are selected for inclusion in the Fund portfolio based on a sector and industry peer comparisons.  Historical and prospective earnings growth and expectations are considered in addition to relative and absolute valuation.  Further considerations may include but are not limited to management experience and strength, competitive market advantage and positioning and over financial strength.

The Advisor may sell a portfolio holding if the Advisor believes that the price of the security is overvalued as determined by the Advisor, the fundamentals of the security change, to pursue opportunities that the Advisor believes will be of greater benefit to the Fund, or to rebalance the security to the Advisor's targeted percentage of total portfolio value for that security.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following principal risks:

Investment Advisor Risk. The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. The Advisor was formed in 2001 and is registered an investment adviser with the Securities and Exchange Commission, though the company's predecessor, Greenwood Capital Associates, Inc., was founded in 1983.  However, the Advisor does not have previous experience managing an investment company registered under the Investment Company Act of 1940.  Accordingly, investors in the Fund bear the risk that the Advisor's inexperience managing a registered investment company may limit its effectiveness.  The experience of the portfolio managers is discussed in "Management of the Fund – Investment Advisor."

Investment Strategy Risk.  The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of securities purchased by the Fund (Mid-cap equity securities.) may at times be better or worse than the returns from other types of funds.  Each type of investment tends to go through cycles of performing better or worse than the stock market in general.  The performance of the Fund may thus be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.

Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets.  Stock prices change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general equity market conditions.  In a declining stock market, prices for all companies (including those in the Fund's portfolio) may decline regardless of their long-term prospects.  The Fund's performance per share will change daily in response to such factors.

Mid Cap Companies Risk. Investing in the securities of mid cap companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that the securities of mid-cap companies usually have more limited marketability and, therefore, may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because mid cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Another risk factor is that mid-cap companies often have limited product lines, markets, or financial resources and may lack management depth. These factors affect the Advisor's access to information about the companies and the stability of the markets for the companies' securities. Additionally, mid-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies, and there typically is less publicly available information concerning mid-cap companies than for larger, more established companies.

Although investing in securities of medium-sized companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value. Therefore, an investment in the Mid Cap Fund may involve a greater degree of risk than an investment in other mutual funds that seek capital growth by investing in more established, larger companies.

New Fund Risk. Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Risks Related to Investing in Other Investment Companies. The Fund's investments in other investment companies, including ETFs, closed-end mutual funds, and open-end mutual funds, will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolio of such investment companies and the value of the Fund's investment will fluctuate in response to the performance of such portfolio.  Shareholders in the Fund will indirectly bear fees and expenses charged by the ETFs and mutual funds in which the Fund invests in addition to the Fund's direct fees and expenses. These types of investments by the Fund could affect the timing, amount, and character of distributions and therefore may increase the amount of taxes payable by shareholders.

Sector Risk.  Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.  Additionally, some sectors could be subject to greater government regulation than other sectors.  Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.  The sectors in which the Fund may more heavily invest will vary; however, the Fund will invest less than 25% of its assets in any one industry or group of industries.

Risk Lose Money [Text]	rr_RiskLoseMoney	The loss of your money is a principal risk of investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information will be available after a full calendar year of operations.  This information will give some indication of the risks of investing in the Fund by comparing the Fund's performance with a broad measure of market performance.  You may request a copy of the Fund's annual and semi-annual reports, once available, at no charge by calling the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information will be available after a full calendar year of operations

[1]	Since the Fund has not yet commenced operations, "Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated expenses for the current fiscal year.
[2]	The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments under the Rule 12b-1 distribution plan, and acquired fund fees and expenses) to not more than 1.50% of the average daily net assets of the Fund through July 31, 2013. The Expense Limitation Agreement may not be terminated prior to that date. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.

Crescent Strategic Income Fund
CRESCENT STRATEGIC INCOME FUND
INVESTMENT OBJECTIVES

The investment objective of the Crescent Strategic Income Fund is total return consistent with preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  With respect to the Advisor Class Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the section "Purchasing Shares" in this prospectus and the section "Additional Purchase and Redemption Information" in the Fund's statement of additional information.

Shareholder Fees
(fees paid directly from your investment)

Shareholder Fees - Crescent Strategic Income Fund	Institutional Class Shares	Advisor Class Shares
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	none	4.00%
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	none	none
Redemption Fee (as a % of amount redeemed) (charged upon any redemption of shares within 60 days of the issuance of such shares)	1.00%	1.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses - Crescent Strategic Income Fund		Institutional Class Shares	Advisor Class Shares
Management Fees		0.35%	0.35%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		3.97%	3.99%
Total Annual Fund Operating Expenses		4.32%	4.59%
Fee Waiver and/or Expense Limitation	[1]	3.42%	3.44%
Net Annual Fund Operating Expenses		0.90%	1.15%
[1]	The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments under the Rule 12b-1 distribution plan, and acquired fund fees and expenses) to not more than 0.90% of the average daily net assets of the Fund through July 31, 2013. The Expense Limitation Agreement may not be terminated prior to that date. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Crescent Strategic Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	92	997	1,915	4,265
Advisor Class Shares	513	1,431	2,358	4,708

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 10.14% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by investing at least 65% of the portfolio in bonds rated investment grade or better at all times by a nationally recognized securities rating organization or, if no rating exists, of equivalent quality in the determination of the Advisor.  Subject to the limitations of this restriction, the Fund is also permitted to invest in securities that are below investment-grade, including junk bonds.

The Fund typically invests in corporate, government or agency bonds and notes, but has the ability to invest in other types of fixed income securities. Under normal circumstances, at least 80% of the Fund's net assets, plus borrowings for investment purposes, will be invested in fixed income securities, whether investment grade or below investment grade.  Shareholders will be provided with at least 60 days' prior notice of any change in this policy.

The Advisor employs an investment selection process that utilizes a variety of macro factors including the economic environment, credit spreads and trends, monetary policy, liquidity conditions, and interest rate outlook.  This philosophy is based upon the belief that an active strategy of utilizing controlled duration management, sector rotation, and credit selection provides competitive returns to passive strategies over long-term investment horizons.

The Advisor also considers the following when selecting securities:

•	historical yield relationship between a security and a corresponding benchmark;
•	credit risk;
•	market volatility;
•	interest rate levels relative to historical interest rate levels; and
•	supply and demand factors (i.e. spreads tend to widen when supply for a security exceeds demand).

Based upon the Advisor's overall view of the broad markets, a cash component of the Fund is determined. The Fund will typically hold between 0% and 10% of the Fund in cash equivalents.

The Advisor then analyzes the portfolio characteristics relative to the Barclays Capital Intermediate Government/Credit Index and Barclays Capital 1-5 Year Government/Credit Index.   The Portfolio's duration will range between 2 and 5 years.  Duration is a measure of the weighted average maturity of the fixed-income instruments held by the Fund and can be used by the Advisor as a measure of the sensitivity of the market value of the Fund to changes in interest rates.  Generally, the longer the duration of the Fund, the more sensitive its market value will be to changes in interest rates.

The Advisor constantly monitors the fixed income markets.  When an opportunity arises to improve the Fund's portfolio, the Advisor attempts to take advantage of that opportunity by selling existing portfolio securities and purchasing securities the Advisor believes will provide superior future performance.  The Advisor will also sell portfolio securities as necessary to manage the duration and credit risk of the portfolio as determined necessary by the Advisor.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following principal risks:

Government Debt Markets May Be Illiquid or Disrupted.  Although generally highly liquid, the markets in which the Fund trades could experience periods of illiquidity, sometimes of significant duration.

Inflation Risk.  Fixed income securities are subject to inflation risk.  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value of fixed income securities would result in a loss in the value of the Fund's portfolio.

Interest Rate and Credit Risk.  Interest rates may rise resulting in a decrease in the value of the fixed income securities held by the Fund or may fall resulting in an increase in the value of such securities.  Fixed income securities with longer maturities generally involve greater risk than those with shorter maturities.  Issuers of fixed income securities might be unable to make principal and interest payments when due.

Investment Advisor Risk. The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. The Advisor was formed in 2001 and is registered an investment adviser with the Securities and Exchange Commission, though the company's predecessor, Greenwood Capital Associates, Inc., was founded in 1983.  However, the Advisor does not have previous experience managing an investment company registered under the Investment Company Act of 1940.  Accordingly, investors in the Fund bear the risk that the Advisor's inexperience managing a registered investment company may limit its effectiveness.  The experience of the portfolio managers is discussed in "Management of the Fund – Investment Advisor."

Investment-Grade Securities Risk.  Fixed income securities are generally rated by nationally recognized securities rating services.  While fixed income securities rated BBB by Standard & Poor's® Rating Services ("S&P") or Baa by Moody's Investor Services, Inc. ("Moody's") are considered investment-grade securities, they are somewhat riskier than higher rated investment-grade obligations because they are regarded as having only an adequate capacity to pay principal and interest and are considered to lack outstanding investment characteristics and may be speculative.  Fixed income securities with lower ratings are subject to higher credit risk and may be subject to greater fluctuations in value than that of higher rated fixed income securities.

Lower-rated Securities or "Junk Bonds" Risk. Fixed income securities rated below BBB by S&P or Baa by Moody's are considered speculative in nature and may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than higher rated fixed income securities.  Lower rated fixed income securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength.  These fixed income securities are considered "below investment-grade."  The retail secondary market for these "junk bonds" may be less liquid than that of higher rated fixed income securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund's net asset value.  These risks can reduce value of the Fund's shares and the income it earns.

Maturity Risk.  Maturity risk is another factor that can affect the value of the Fund's debt holdings.  In general, the longer the maturity of a fixed income instrument, the higher its yield and the greater its sensitivity to changes in interest rates.  Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

Risks of Investing in Municipal Securities.  The yields of municipal securities may move differently and adversely compared to the yields of the overall debt securities markets. There could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets. Securities prices change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions, and general market conditions. In a declining market, prices for all securities (including those in the Fund's portfolio) may decline regardless of their long-term prospects. The Fund's performance per share will change daily in response to such factors.

New Fund Risk. Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Risks of Investing in Corporate Debt Securities. Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Sector Risk.  Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.  Additionally, some sectors could be subject to greater government regulation than other sectors.  Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.  The sectors in which the Fund may more heavily invest will vary; however, the Fund will invest less than 25% of its assets in any one industry or group of industries.

PERFORMANCE INFORMATION
Performance information will be available after a full calendar year of operations.  This information will give some indication of the risks of investing in the Fund by comparing the Fund's performance with a broad measure of market performance.  You may request a copy of the Fund's annual and semi-annual reports, once available, at no charge by calling the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Starboard Investment Trust
Prospectus Date	rr_ProspectusDate	Jul 30, 2012
Crescent Strategic Income Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed) (charged upon any redemption of shares within 60 days of the issuance of such shares)	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.97%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.32%
Fee Waiver and/or Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	3.42%	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	997
5 Years	rr_ExpenseExampleYear05	1,915
10 Years	rr_ExpenseExampleYear10	4,265
Crescent Strategic Income Fund | Advisor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed) (charged upon any redemption of shares within 60 days of the issuance of such shares)	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.99%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.59%
Fee Waiver and/or Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	3.44%	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	513
3 Years	rr_ExpenseExampleYear03	1,431
5 Years	rr_ExpenseExampleYear05	2,358
10 Years	rr_ExpenseExampleYear10	4,708
Crescent Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CRESCENT STRATEGIC INCOME FUND
Objective [Heading]	rr_ObjectiveHeading
INVESTMENT OBJECTIVES

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Crescent Strategic Income Fund is total return consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  With respect to the Advisor Class Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the section "Purchasing Shares" in this prospectus and the section "Additional Purchase and Redemption Information" in the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
Shareholder Fees
(fees paid directly from your investment)

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 10.14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.14%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	With respect to the Advisor Class Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing at least 65% of the portfolio in bonds rated investment grade or better at all times by a nationally recognized securities rating organization or, if no rating exists, of equivalent quality in the determination of the Advisor.  Subject to the limitations of this restriction, the Fund is also permitted to invest in securities that are below investment-grade, including junk bonds.

The Fund typically invests in corporate, government or agency bonds and notes, but has the ability to invest in other types of fixed income securities. Under normal circumstances, at least 80% of the Fund's net assets, plus borrowings for investment purposes, will be invested in fixed income securities, whether investment grade or below investment grade.  Shareholders will be provided with at least 60 days' prior notice of any change in this policy.

The Advisor employs an investment selection process that utilizes a variety of macro factors including the economic environment, credit spreads and trends, monetary policy, liquidity conditions, and interest rate outlook.  This philosophy is based upon the belief that an active strategy of utilizing controlled duration management, sector rotation, and credit selection provides competitive returns to passive strategies over long-term investment horizons.

The Advisor also considers the following when selecting securities:

•	historical yield relationship between a security and a corresponding benchmark;
•	credit risk;
•	market volatility;
•	interest rate levels relative to historical interest rate levels; and
•	supply and demand factors (i.e. spreads tend to widen when supply for a security exceeds demand).

Based upon the Advisor's overall view of the broad markets, a cash component of the Fund is determined. The Fund will typically hold between 0% and 10% of the Fund in cash equivalents.

The Advisor then analyzes the portfolio characteristics relative to the Barclays Capital Intermediate Government/Credit Index and Barclays Capital 1-5 Year Government/Credit Index.   The Portfolio's duration will range between 2 and 5 years.  Duration is a measure of the weighted average maturity of the fixed-income instruments held by the Fund and can be used by the Advisor as a measure of the sensitivity of the market value of the Fund to changes in interest rates.  Generally, the longer the duration of the Fund, the more sensitive its market value will be to changes in interest rates.

The Advisor constantly monitors the fixed income markets.  When an opportunity arises to improve the Fund's portfolio, the Advisor attempts to take advantage of that opportunity by selling existing portfolio securities and purchasing securities the Advisor believes will provide superior future performance.  The Advisor will also sell portfolio securities as necessary to manage the duration and credit risk of the portfolio as determined necessary by the Advisor.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following principal risks:

Government Debt Markets May Be Illiquid or Disrupted.  Although generally highly liquid, the markets in which the Fund trades could experience periods of illiquidity, sometimes of significant duration.

Inflation Risk.  Fixed income securities are subject to inflation risk.  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value of fixed income securities would result in a loss in the value of the Fund's portfolio.

Interest Rate and Credit Risk.  Interest rates may rise resulting in a decrease in the value of the fixed income securities held by the Fund or may fall resulting in an increase in the value of such securities.  Fixed income securities with longer maturities generally involve greater risk than those with shorter maturities.  Issuers of fixed income securities might be unable to make principal and interest payments when due.

Investment Advisor Risk. The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. The Advisor was formed in 2001 and is registered an investment adviser with the Securities and Exchange Commission, though the company's predecessor, Greenwood Capital Associates, Inc., was founded in 1983.  However, the Advisor does not have previous experience managing an investment company registered under the Investment Company Act of 1940.  Accordingly, investors in the Fund bear the risk that the Advisor's inexperience managing a registered investment company may limit its effectiveness.  The experience of the portfolio managers is discussed in "Management of the Fund – Investment Advisor."

Investment-Grade Securities Risk.  Fixed income securities are generally rated by nationally recognized securities rating services.  While fixed income securities rated BBB by Standard & Poor's® Rating Services ("S&P") or Baa by Moody's Investor Services, Inc. ("Moody's") are considered investment-grade securities, they are somewhat riskier than higher rated investment-grade obligations because they are regarded as having only an adequate capacity to pay principal and interest and are considered to lack outstanding investment characteristics and may be speculative.  Fixed income securities with lower ratings are subject to higher credit risk and may be subject to greater fluctuations in value than that of higher rated fixed income securities.

Lower-rated Securities or "Junk Bonds" Risk. Fixed income securities rated below BBB by S&P or Baa by Moody's are considered speculative in nature and may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than higher rated fixed income securities.  Lower rated fixed income securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength.  These fixed income securities are considered "below investment-grade."  The retail secondary market for these "junk bonds" may be less liquid than that of higher rated fixed income securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund's net asset value.  These risks can reduce value of the Fund's shares and the income it earns.

Maturity Risk.  Maturity risk is another factor that can affect the value of the Fund's debt holdings.  In general, the longer the maturity of a fixed income instrument, the higher its yield and the greater its sensitivity to changes in interest rates.  Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

Risks of Investing in Municipal Securities.  The yields of municipal securities may move differently and adversely compared to the yields of the overall debt securities markets. There could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets. Securities prices change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions, and general market conditions. In a declining market, prices for all securities (including those in the Fund's portfolio) may decline regardless of their long-term prospects. The Fund's performance per share will change daily in response to such factors.

New Fund Risk. Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Risks of Investing in Corporate Debt Securities. Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Sector Risk.  Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.  Additionally, some sectors could be subject to greater government regulation than other sectors.  Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.  The sectors in which the Fund may more heavily invest will vary; however, the Fund will invest less than 25% of its assets in any one industry or group of industries.

Risk Lose Money [Text]	rr_RiskLoseMoney	The loss of your money is a principal risk of investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information will be available after a full calendar year of operations.  This information will give some indication of the risks of investing in the Fund by comparing the Fund's performance with a broad measure of market performance.  You may request a copy of the Fund's annual and semi-annual reports, once available, at no charge by calling the Fund.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information will be available after a full calendar year of operations

[1]	The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments under the Rule 12b-1 distribution plan, and acquired fund fees and expenses) to not more than 0.90% of the average daily net assets of the Fund through July 31, 2013. The Expense Limitation Agreement may not be terminated prior to that date. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 30, 2012